Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended		112 Months Ended		117 Months Ended		120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 29, 2018	Mar. 31, 2017	Mar. 31, 2016	Dec. 14, 2015	Jul. 01, 2015	Mar. 31, 2015
C000111026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)
Account Value	$ 19,468	$ 19,468	$ 19,468		$ 19,468		$ 19,468		$ 19,468	$ 17,921	$ 15,024	$ 15,581	$ 14,968	$ 11,595	$ 12,907	$ 12,306		$ 10,853	$ 9,829			$ 10,000
Average Annual Return, Percent	8.63%	10.92%							6.89%
C000156767 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)
Account Value	$ 12,881	$ 12,881	12,881		12,881		$ 12,881		$ 12,881	12,622	12,102	12,209	12,570	11,736	11,356	10,834		10,490	10,431		$ 10,000
Average Annual Return, Percent	2.05%	1.88%					2.63%	[1]
C000162347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aspiriant Defensive Allocation Fund (RMDFX)
Account Value	$ 14,330	$ 14,330	14,330		$ 14,330		$ 14,330		14,330	13,449	12,229	12,700	12,418	10,477	11,074	11,101		10,439	9,930	$ 10,000
Average Annual Return, Percent	6.55%	6.46%			3.95%	[2]
C000194824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)
Account Value	$ 11,632	$ 11,632	$ 11,632		$ 11,632		11,632		11,632	10,983	10,445	10,868	11,292	10,797	10,357	10,000	$ 10,000
Average Annual Return, Percent	5.91%	1.50%	2.18%	[3]
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 23,326	$ 23,326	$ 23,326		23,326		23,326		$ 23,326	21,769	17,667	19,087	17,792	11,509	12,968	12,639		11,005	9,567			$ 10,000
Average Annual Return, Percent	7.15%	15.18%							8.84%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,452	$ 12,452	12,452		12,452		$ 12,452		$ 12,452	12,302	11,929	11,898	12,455	11,805	11,367	10,786		10,507	10,491		$ 10,000
Average Annual Return, Percent	1.22%	1.07%					2.27%	[1]
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,158	$ 11,158	$ 11,158		$ 11,158		$ 11,158		11,158	10,638	10,461	10,986	11,462	11,381	10,448	10,000	$ 10,000	10,334	10,289	10,000
Average Annual Return, Percent	4.88%	(0.40%)	1.58%	[3]	1.67%	[2]
HFRI Fund of Funds Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Composite Index
Account Value	$ 14,442	$ 14,442	$ 14,442		$ 14,442		$ 14,442		$ 14,442	$ 13,812	$ 12,593	$ 12,836	$ 12,684	$ 10,227	$ 10,820	$ 10,807		$ 10,239	$ 9,639	$ 10,000
Average Annual Return, Percent	4.56%	7.15%			4.03%	[2]

[1]	Commenced operations as of the close of business on July 1, 2015.
[2]	Commenced operations as of the close of business on December 14, 2015.
[3]	Commenced operations as of the close of business on March 29, 2018.